Income taxes - Pillar Two income taxes (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Income taxes
Applicable tax rate under two pillars	15.00%
Income tax expense, pillar two income taxes	¥ 0